Merger and Acquisition Merger and Acquisition (Narrative) (Details) (USD $)	0 Months Ended	11 Months Ended	2 Months Ended	1 Months Ended	12 Months Ended
	Jun. 08, 2013	Dec. 29, 2013	Dec. 29, 2013	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Feb. 08, 2013
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		20 years
Inventory, Finished Goods and Work in Process, Gross				$ 384,400,000
Total consideration paid to predecessor shareholders	28,750,000,000
Long term debt				16,500,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Senior Credit Facility				11,500,000,000
Long-term Debt		14,725,411,000	14,725,411,000		4,749,096,000	4,851,785,000
Goodwill on acquisition		15,070,062,000	15,070,062,000		3,079,250,000	3,185,527,000
H.J. Heinz Holding Corporation [Member]
Business Acquisition [Line Items]
Total consideration paid to predecessor shareholders	23,564,254,000
Long term debt	3,021,655,000
Goodwill on acquisition	15,016,807,000			15,020,000,000
Business Combination, Acquisition Related Costs	58,242,000
Common Stock [Member] | H.J. Heinz Holding Corporation [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price				$ 72.50
Cash [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Senior Credit Facility		9,500,000,000	9,500,000,000	9,500,000,000
Long-term Debt [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Senior Credit Facility				3,100,000,000
Senior Debt Obligations [Member]
Business Acquisition [Line Items]
Debt issuance costs	315,900,000	320,800,000
4.25% Senior Secured Notes [Member]
Business Acquisition [Line Items]
Long-term Debt				0.0425
6.375% U.S. Dollar Debentures due July 2028 [Member]
Business Acquisition [Line Items]
Long-term Debt		258,075,000	258,075,000		231,396,000	231,137,000
Debt Instrument, Interest Rate, Stated Percentage				6.375%	6.375%
US Dollar Notes Due 2030, 6.25 Percent [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				6.25%
6.75% U.S. Dollar Notes due March 2032 [Member]
Business Acquisition [Line Items]
Long-term Debt		476,943,000	476,943,000		435,185,000	435,112,000
Debt Instrument, Interest Rate, Stated Percentage				6.75%	6.75%
7.125% U.S. Dollar Notes due August 2039 [Member]
Business Acquisition [Line Items]
Long-term Debt		1,026,881,000	1,026,881,000		628,082,000	626,747,000
Debt Instrument, Interest Rate, Stated Percentage				7.125%	7.125%
Successor [Member]
Business Acquisition [Line Items]
Long-term Debt		14,725,411,000	14,725,411,000
Debt issuance costs		(320,824,000)
Goodwill on acquisition		15,070,062,000	15,070,062,000					0
Business Combination, Acquisition Related Costs		157,938,000
Integration costs		70,000,000	44,800,000
Severance Costs		87,900,000
Gains (Losses) on Extinguishment of Debt		0
Predecessor [Member]
Business Acquisition [Line Items]
Debt issuance costs				0	0	0	0
Goodwill on acquisition				3,056,181,000	3,079,250,000	3,185,527,000	3,298,441,000
Business Combination, Acquisition Related Costs				112,188,000	44,814,000	0	0
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost				48,100,000
Professional Fees				64,000,000
Gains (Losses) on Extinguishment of Debt				$ 129,367,000	$ 0	$ 0	$ 0